Equity - Schedule of Movements in Dividends (Parentheticals) (Details) - Coinshares International Limited [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in Dividends [Line Items]
Dividend fully paid per share (in Dollars per share)	$ 0.39	$ 0.17	$ 0
Special Dividend [Member]
Schedule of Movements in Dividends [Line Items]
Dividend fully paid per share (in Dollars per share)		$ 0.47